8. Derivative financial instruments and Short positions (Details 12) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivatives Pledged As Guarantee [Abstract]
Financial Treasury Letters - LFT	R$ 4,363,666	R$ 5,342,992	R$ 7,552,926
National Treasury Letters - LTN	6,155,276	1,086,556	3,392,886
National Treasury Notes - NTN	2,814,274	660,918	873,134
Total	R$ 13,333,215	R$ 7,090,466	R$ 11,818,946